STATEMENTS OF CHANGES IN SHAREHOLDERS’ DEFICIT - USD ($)	Total	Agrico Acquisition Corp.	Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Agrico Acquisition Corp.	Retained Earnings [Member]	Retained Earnings [Member] Agrico Acquisition Corp.	Class A Common Stock [Member] Agrico Acquisition Corp.	Class B Common Stock [Member] Agrico Acquisition Corp.
Beginning balance at Dec. 31, 2019	$ 8,249,000		$ 1,000	$ 22,140,000		$ (13,892,000)
Issuance of Class B ordinary shares to Sponsor (Note 5) (in shares)			7,812,413
Issuance of Class B ordinary shares to Sponsor (Note 5)	140,619,000		$ 0	140,619,000
Ending balance (in shares) at Dec. 31, 2020									0
Ending balance at Dec. 31, 2020	144,126,000	$ (9,672)	1,000	167,052,000	$ 0	(22,549,000)	$ (9,672)		$ 0
Beginning balance (in shares) at Jul. 31, 2020								0	0
Beginning balance at Jul. 31, 2020		0			0		0	$ 0	$ 0
Net loss		(9,672)					(9,672)
Ending balance (in shares) at Dec. 31, 2020									0
Ending balance at Dec. 31, 2020	144,126,000	(9,672)	$ 1,000	167,052,000	0	(22,549,000)	(9,672)		$ 0
Issuance of Class B ordinary shares to Sponsor (Note 5) (in shares)			520,375						3,593,750
Issuance of Class B ordinary shares to Sponsor (Note 5)	39,012,000	25,000	$ 1,000	39,011,000	24,641				$ 359
Ending balance (in shares) at Mar. 31, 2021									3,593,750
Ending balance at Mar. 31, 2021	178,669,000	15,328	2,000	206,497,000	24,641	(27,452,000)	(9,672)		$ 359
Beginning balance (in shares) at Dec. 31, 2020									0
Beginning balance at Dec. 31, 2020	144,126,000	(9,672)	$ 1,000	167,052,000	0	(22,549,000)	(9,672)		$ 0
Issuance of Class B ordinary shares to Sponsor (Note 5) (in shares)			4,373,917						3,593,750
Issuance of Class B ordinary shares to Sponsor (Note 5)	161,458,000	25,000	$ 1,000	161,457,000	24,641				$ 359
Issuance of Private Placement warrants, net of offering costs		7,226,565			7,226,565
Fair value of public warrants, net of offering costs		4,973,703			4,973,703
Issuance of non-redeemable representative shares (in shares)								143,750
Issuance of non-redeemable representative shares		1,437,500			1,437,486			$ 14
Re-measurement of Class A ordinary shares carrying value to redemption value		(17,824,049)			(13,662,395)		(4,161,654)
Net loss		(372,974)					(372,974)
Ending balance (in shares) at Dec. 31, 2021								143,750	3,593,750
Ending balance at Dec. 31, 2021	266,923,000	(4,543,927)	2,000	331,074,000	$ 0	(62,606,000)	(4,544,300)	$ 14	$ 359
Net loss		(379,541)					(379,541)
Ending balance (in shares) at Mar. 31, 2022								143,750	3,593,750
Ending balance at Mar. 31, 2022	250,187,000	$ (4,923,468)	$ 2,000	331,886,000		(78,924,000)	$ (4,923,841)	$ 14	$ 359
Issuance of Class B ordinary shares to Sponsor (Note 5) (in shares)			463,610
Issuance of Class B ordinary shares to Sponsor (Note 5)	2,381,000			2,381,000
Ending balance at Jun. 30, 2022	$ 136,181,000		$ 2,000	$ 305,826,000		$ (157,579,000)